Business Combination - Analysis of the cash flows in respect of the acquisition (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 18, 2020 CNY (¥)	Dec. 18, 2019 USD ($)	Dec. 18, 2019 CNY (¥)
Disclosure of detailed information about business combination [line items]
Cash and bank balances acquired | $					$ 387,162
Healthy Harmony Holdings, L.P. & Healthy Harmony GP, Inc
Disclosure of detailed information about business combination [line items]
Cash consideration						¥ 7,941,232
Cash and bank balances acquired				¥ 331		¥ 387,162
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (7,554,070)
Transaction costs of the acquisition		(229,057)
Total cash flows		(7,783,127)
Transaction costs incurred		311,337
Transaction costs related to a bank borrowings and issuance of equity instruments		¥ 54,470
Transaction costs of the Business Combination			256,867
Partnership's contribution to the Group's revenue	¥ 80,035
Partnership's contribution to the Group's consolidated loss	¥ 196,987
Proforma revenue had the combination taken place at the beginning of the year			¥ 2,449,202
Proforma loss had the combination taken place at the beginning of the year			¥ 496,318